Investments Securities and Derivatives - Summary of Debt Securities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 1,489,682	₸ 1,377,130
Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	1,489,205	1,376,728
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 1,192,962	₸ 930,726
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	0.60%	0.60%
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	16.70%	16.70%
Corporate Bonds
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 292,364	₸ 252,946
Corporate Bonds | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	2.00%	2.00%
Corporate Bonds | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	15.88%	15.88%
Sovereign Bonds of Foreign Countries
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 3,475	₸ 1,687
Sovereign Bonds of Foreign Countries | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	0.63%	0.63%
Sovereign Bonds of Foreign Countries | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	4.13%	3.50%
Discount Notes of the NBRK
Disclosure of fair value measurement of assets [line items]
Interest rate, %	14.62%	14.44%
Total financial assets at FVTOCI	₸ 404	₸ 191,369